L. SEGMENT REPORTING (Details - Geographic information revenues) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Revenues	$ 57,113	$ 59,953
UNITED STATES
Revenues	56,509	59,402
Foreign countries
Revenues	$ 604	$ 551